Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities and Other Liabilities [Abstract]
Compensation and benefits	$ 2,536	$ 3,830	$ 5,560
External research and development costs	7,722	6,361	3,959
Legal and professional fees	5,392	685	780
Other	2,203	1,415	979
Total accrued expenses and other current liabilities	$ 17,853	$ 12,291	$ 11,278